INCOME TAXES (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards	$ 21,700,000			¥ 145.2
Loss from operations	(3,165,637)	$ (10,140,756)	$ (17,366,729)
BVI [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Loss from operations	$ 250,000
High Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	15.00%
Biznest [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	12.50%
UNITED STATES | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	35.00%
UNITED STATES | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	21.00%